Total Capital and Net Income Per Common Unit (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 08, 2023 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 vessel lease	Nov. 24, 2023 $ / shares
Equity [Abstract]
Stock Issued During Period, Shares, New Issues | shares	11,383,543
Number of newbuildings on order (partially paid for) | lease			2
number of newbuildings on order | vessel			5
Proceeds from Contributed Capital | $		$ 6.0
Common Stock [Member]
Capital Unit [Line Items]
Dividend rate per unit, Common Stock | $ / shares				$ 0.5003